Fair Value Measurements - Schedule of Fair Value Measured on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value	$ 2,305
Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value	2,305
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value
Commodity Contract [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value	2,305
Commodity Contract [Member] | Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value
Commodity Contract [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value	2,305
Commodity Contract [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total fair value